o 418 P-1

                        SUPPLEMENT DATED NOVEMBER 8, 2000
                              TO THE PROSPECTUS OF
                          TEMPLETON LATIN AMERICA FUND
                              dated August 1, 2000

The Prospectus is amended as follows:

I. The information regarding the Fund's portfolio managers in the "Management" section on page 12, is replaced with the following:

 [INSERT GRAPHIC OF A BRIEFCASE]  MANAGEMENT
------------------------------------------------------------------------------

Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $229 billion in assets.

The Fund's lead portfolio manager is:

MARK R. BEVERIDGE CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL

Mr. Beveridge has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1985.


The following individuals have secondary portfolio management responsibilities:


CINDY L. SWEETING CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL

Ms. Sweeting has been a manager of the Fund since July 2000. She joined Franklin Templeton Investments in 1997. Previously, she was the Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

TINA HELLMER CFA, RESEARCH ANALYST OF INVESTMENT COUNSEL

Ms. Hellmer has been a manager of the Fund since October 2000. She joined Franklin Templeton Investments in 1997.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended March 31, 2000, management fees, before any advance waiver, were 1.25% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund paid 0.87% of its average daily net assets to the manager for its services. After March 31, 2001, the manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

                Please keep this supplement for future reference.






o 418 PA-1

                        SUPPLEMENT DATED NOVEMBER 8, 2000
                              TO THE PROSPECTUS OF
                          TEMPLETON LATIN AMERICA FUND
                                  ADVISOR CLASS
                              DATED AUGUST 1, 2000

The Prospectus is amended as follows:

I. The information regarding the Fund's portfolio managers in the "Management" section on page 11, is replaced with the following:


 [INSERT GRAPHIC OF A BRIEFCASE]  MANAGEMENT
------------------------------------------------------------------------------

Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $229 billion in assets.

The Fund's lead portfolio manager is:

MARK R. BEVERIDGE CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL

Mr. Beveridge has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1985.

The following individuals have secondary portfolio management responsibilities:

CINDY L. SWEETING CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL

Ms. Sweeting has been a manager of the Fund since July 2000. She joined Franklin Templeton Investments in 1997. Previously, she was the Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

TINA HELLMER CFA, RESEARCH ANALYST OF INVESTMENT COUNSEL

Ms. Hellmer has been a manager of the Fund since October 2000. She joined Franklin Templeton Investments in 1997.

The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended March 31, 2000, management fees, before any advance waiver, were 1.25% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund paid 0.87% of its average daily net assets to the manager for its services. After March 31, 2001, the manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

                Please keep this supplement for future reference.